Deposits, Receivables and Other Investments (Tables)	12 Months Ended
Dec. 31, 2017
Deposits Receivables And Other Investments [Abstract]
Schedule of short-term deposits and investments
	December 31
	2017	2016
	NIS in thousands
Deposits at banks:
EURO (1)	-	26,795
NIS (2)	6,463	6,426
Other restricted deposits (3)	-	2,215

	6,463	35,436

Available for sale financial assets	4,032	4,091

	10,495	39,527

(1)	As of December 31, 2016, EUR 4 million (NIS 16 million) and EUR 2.5 million (NIS 10 million) is restricted mainly in respect of bank facilities agreements signed to finance Projects in Poland and Serbia, respectively. During 2017 the project’s companies have been sold.
(2)	As of December 31, 2017 and December 31, 2016 NIS 4.6 million and NIS 4 million respectively is restricted due to the Company’s settlement agreement as described in note 13a1.
(3)	As of December 31, 2016 Euro 0.5 million (NIS 2 million) is secured tenants deposit in respect of Suwalki and Torun malls that were sold during 2017.

Schedule of trade account receivable
	December 31,
	2017	2016

Trade receivables (1)	-	38,210
Less - Allowance for doubtful debts	-	(4,042)

	-	34,168

(1)	In December 31, 2016 Includes EUR 5.6 million (NIS 23 million) from sale of plots see also note 4c3.

Schedule of other receivables
	December 31
	2017	2016
	NIS in thousands

Income taxes	1,258	1,298
Governmental institutions	936	6,362
Advance to suppliers	-	525
Prepaid expenses	1,818	3,510
Interest to receive	46	514
Other	3,164	1,135

	7,222	13,344

Schedule of deposits and other long-term balances
	December 31,
	2017	2016
	NIS in thousands

Deposits at banks (1)	-	11,453
Available for sale financial assets	1,596	1,596
Vendor loan (see note 19)	33,221	-
Prepaid expenses	-	7,064
Other	57	3,371

	34,874	23,484

(1)	Was deducted in 2017 due to the sale of the Company’s subsidiary that holds the Radisson Complex (see note 19).